Long-Term Investment (Details) ¥ in Millions, $ in Millions	Dec. 28, 2023 USD ($) shares	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”) [Member]
Long-Term Investments [Line Items]
Investment		$ 2.9	¥ 20
Equity interest percentage		20.00%	20.00%
W. Motors [Member]
Long-Term Investments [Line Items]
Investment | $	$ 15.9
Equity interest percentage	5.00%
Class B Ordinary Shares [Member]
Long-Term Investments [Line Items]
Shares, issued	308,171
Class B Ordinary Shares [Member] | W. Motors [Member]
Long-Term Investments [Line Items]
Shares, issued	2,070,000